AETNA GET FUND

                       Supplement dated September 14, 2001

THE INFORMATION BELOW AMENDS THE INFORMATION CONTAINED IN THE AETNA GET FUND - SERIES P PROSPECTUS ("PROSPECTUS") DATED SEPTEMBER 4, 2001. THIS SUPPLEMENT SHOULD BE READ WITH THE PROSPECTUS.



All references to the commencement of the Offering Period are hereby amended. The Offering Period will run from September 18, 2001 through December 12, 2001.


The following replaces the second paragraph in the section entitled "Additional Information" on page 6 of the Prospectus:

You may request free of charge the current SAI or other information about the Series, by calling 1-800-963-9539.













                                                                  September 2001



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                                 AETNA GET FUND

                       Supplement dated September 14, 2001

THE INFORMATION BELOW AMENDS THE INFORMATION CONTAINED IN THE AETNA GET FUND - SERIES P STATEMENT OF ADDITIONAL INFORMATION ("STATEMENT") DATED SEPTEMBER 4, 2001. THIS SUPPLEMENT SHOULD BE READ WITH THE STATEMENT.



The following replaces the second paragraph on the front page of the Statement as follows:

A free copy of the Series P Prospectus is available upon request by writing to the Fund at: 1475 Dunwoody Drive, West Chester, PA 19380, or by calling 1-800-963-9539.












                                                                  September 2001